Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 546,266	$ 410,491	$ 546,266	$ 410,491
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			410,491
Dividends paid			271,733		280,649
Purchase (sale) of noncontrolling interests			80,998		3,789
Cash contributions from noncontrolling interests			58,472		59,066
Changes in fair value of noncontrolling interests			(43,498)		(86,233)
Net Income	306,641	302,864	1,025,639	838,063
Other comprehensive income (loss), net of tax	87,276	(325,126)	32,687	(161,921)
Noncontrolling interests subject to put provisions ending balance	546,266		546,266		410,491
Put provisions exercisable	139,470		139,470
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			(37,295)		(43,104)
Purchase (sale) of noncontrolling interests			83,000		37,786
Cash contributions from noncontrolling interests			4,955		7,222
Changes in fair value of noncontrolling interests			43,498		86,233
Net Income			41,622		42,857
Other comprehensive income (loss), net of tax			(5)		(212)
Noncontrolling interests subject to put provisions ending balance					$ 279,709